Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 4,544,353	$ 7,004,601	$ 358,887
Inventories, net	771,483	1,069,465	3,555,876
Prepaid expenses	239,884	355,467	100,912
Deferred offering cost			233,339
Promissory note receivable		(0)	623,449
Total current assets	10,144,040	11,056,823	7,222,686
Right-of-use asset	75,298	101,221
Other non-current assets	7,697	7,697
Prepayment - related party		6,845	126,965
Long-term investment	1,000,000
TOTAL ASSETS	11,227,035	11,172,586	7,349,651
Current liabilities
Accrued and other liabilities	786,931	701,844	219,815
Tax payable	9,401	6,627	6,673
Short term bank loan			821,982
Lease liability - current	58,901	57,349
Warranty liabilities - current portion	32,004	30,023	69,010
Total current liabilities	890,819	795,843	9,666,992
Lease liability - noncurrent	22,909	52,753
Warranty liabilities - noncurrent	6,839	6,810	14,274
TOTAL LIABILITIES	920,567	855,406	9,681,266
Commitments and contingencies
Stockholders’ equity (deficits)
Common stock, $0.0001 par value, 100,000,000 shares authorized, 22,595,363 and 18,000,000 shares issued and outstanding as of December 31, 2025 and December 31, 2024	2,260	2,260	1,800
Additional paid-in capital	37,673,115	37,653,029	142,899
Retained earnings (Accumulated deficits)	(27,368,238)	(27,338,109)	(2,470,588)
Accumulated other comprehensive loss	(669)		(5,726)
Total stockholders’ equity (deficits)	10,306,468	10,317,180	(2,331,615)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY (DEFICITS)	11,227,035	11,172,586	7,349,651
Nonrelated Party [Member]
Current assets
Accounts receivable	268	427	54,302
Other receivable	1,607		125,000
Advance to suppliers	3,677	3,677	5,049
Related Party [Member]
Current assets
Accounts receivable	3,251,050	2,065,890	190,168
Other receivable	216,960	475,909	1,959,842
Advance to suppliers	1,077,914	21,387
Note receivable - stockholder			15,862
Prepayment	36,844	60,000
Current liabilities
Accounts payable - related party	1,795		8,543,243
Other payable - related party	$ 1,787		$ 6,269